Restatement of Previously Issued Financial Statements - Additional Information (Details)	Dec. 31, 2020 USD ($) shares
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Minimum threshold limit for net tangible assets | $	$ 5,000,001
Class A Ordinary Shares
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Temporary equity, shares issued | shares	2,046,599